Boucherville, November 17, 2006

Mr. Roger Schwall, Assistant Director

United States Securities and Exchange Commission

Washington, DC 20549

Re: Cadiscor Resources Inc.

Registration Statements on Forms 10-SB

Filed October 6, 2006

File No. 0-52252

Dear Mr. Schwall,

In answer to your letter of comments regarding the filing of Form 10-SB on October 2006, by Cadiscor Resources Inc. (“Cadiscor”), please find thereafter according to the order of your comments Cadiscor’s answers or amendments following your comments or if our reasons why such amendments would not be applicable for Cadiscor.

1.

Cadiscor will file Form 10-QSB for the period ending September 30, 2006 as of November 15, 2006 and intends to respect the reporting requirement of the Securities and Exchange Act of 1934.

2.

Page numbers have been added to the amended registration statement that is provided for your review in five copies and pages references are made in this cover letter to the pages of the amended registration statement without marked amendments.

3.

When changes were required in more than one section parallel changes have been made to all these sections.

4.

The words “development stage” or “development” when it relates to development stage of a Cadiscor’s property has been deleted throughout the document and emphasis has been placed on the exploration stage of Cadiscor’s properties.

5.

Cadiscor provided current and updated disclosure as of November 6, 2006 date of the Form 10 SB/A through out the document, whenever it was possible to do so.

6.

The transaction was limited to two (2) gold related properties of Strateco Resources Inc. (Strateco) out of 8 mining properties held by Strateco Resources Inc. Strateco remains active in exploration of uranium related properties and base metal property either owned at 100% by Strateco or with option agreements to acquire a partial interest in these properties.

7.

Strateco sold the properties Discovery and Montbray to Cadiscor for the carrying value of the property and the shareholders of Strateco consented that in exchange for the reduction of capital, Strateco would distribute the shares received from Cadiscor to its shareholders. Strateco did file two Forms 8K related to this distribution and reduction of its capital. The sale of properties to Cadiscor was conditional and could be completely annulled as of August 30, 2006 if Cadiscor was not completing its First IPO, was not listed on a Canadian Exchange and did not reimburse cash payments made by Strateco to acquire the property by then.

The three conditions were met when Strateco shareholders approved the sale and reduction of capital on May 20, 2006, Cadiscor completed the IPO on August 17, 2006 and Cadiscor was listed on a Canadian Stock Exchange on August 21, 2006.

For Cadiscor the purchase of these two properties upon realizing the conditions specified above represented an acquisition of properties in exchange of which 20,000,000 common shares plus $225,000 had to be paid to Strateco since Strateco had already paid on due date of May 30, 2006 the partial payment to GéoNova Explorations Inc. to acquire 100% interest on the property.

In Quebec, this private placement for acquisition of properties was exempted to obtain a prospectus and this acquisition by private placement for acquisition of mining properties is also the subject of an exemption from registration under Securities Act 1993 section 4 (2) since these 20,000,000 shares did not involve any public offering. In the United States

While the shareholders of Strateco who received shares of Cadiscor following the distribution by Strateco became shareholders of Cadiscor, those shareholders did not have their shares of Strateco exchanged for those of Cadiscor and retained all their shares of Strateco they held as of August 18, 2006. Each shareholder of Strateco received 0.212 share of Caidscor for each share they held in Strateco as of August 18, 2006.

Some persons in the industry do not call that kind of transaction “a spin-off” since the shareholders of Strateco did not have their Strateco shares exchanged for those of Cadiscor and the properties sold to Cadiscor did represent only 2 out of 8 properties held by Strateco. Furthermore that sale was conditional to the happening of several conditions which could have resulted in annulment of this sale as of August 30, 2006 if any of the three conditions were not met.

Cadiscor was proceeding to the filing of Form 10 SB to accommodate as soon as possible the Depository Trust Company which does not want to distribute shares of Cadiscor to U.S. Brokers in the U.S. unless Cadiscor shares are registered in the U.S. The distribution was made by Strateco and not Cadiscor in the U.S. as it was described by Strateco in Forms 8 K to inform its shareholders of this distribution.

8.

We added at the section Description of Business at page 4 the following statement in answer to questions 7 and 8 at page 4:

“Cadiscor was incorporated by Strateco as a wholly owned subsidiary and Strateco owned then one share of $1. in Cadiscor. Two officers and directors of Strateco were also directors and officers of Cadiscor until a new team of officers could replace this management by interim. Until February 15, 2006, Strateco was holding only an option to acquire 50% interest in the Discovery and Cameron projects that are now called collectively Discovery Property with GéoNova Explorations Inc. (“GéoNova”) pursuant to the Option Agreement and Joint Venture Agreement dated October 2, 2002 and amended on September 3, 2003.

In February 2006, GéoNova was in a precarious financial situation and agreed to sell a 100% interest in that property to Strateco who had already invested nearly 3M$ on a foreseen 4.5M$ in exploration expenses to acquire an option and joint venture for a 50% interest on this property.

In order to acquire the 100% interest on the Discovery property from GéoNova, Strateco had already foreseen in the Agreement to create a subsidiary that had to meet the same conditions toward GéoNova than Strateco. These conditions are described in Exhibit 6.2 Contract for sale between Strateco and GéoNova dated February 15, 2006 and Purchase/Sale Agreement between Cadiscor and Strateco dated May, 10, 2006 as Exhibit 6.3. Strateco created a new company as Cadiscor Resources Inc. herein after also called the “Company”.

In order to acquire the 100% interest in Discovery in lieu and place of Strateco, Cadiscor had to become a public company before August 30, 2006, had to issue 20,000,000 shares to Strateco equivalent to the value of the property transferred in taking into account the value of the sums already invested by Strateco and the costs paid by Strateco for reports and registration of claims.

Cadiscor had to pay to GéoNova $1,475,000. One $million could be paid as a lump sum or by issuance of 1,000,000 shares of Cadiscor qualified by Prospectus to GéoNova to be valued at $1,000,000.

Cadiscor had to reimburse payments made by Strateco to GéoNova pursuant to the Agreement of $25,000 made at the time of signature of the Agreement on February 2006 and a payment of $200,000 made to GéoNova by Strateco pursuant to the Agreement with GéoNova since Cadiscor was not yet a public company on May 30, 2006 and the payment was due on that date.

Cadiscor had to become listed on the TSX Venture Exchange before August 30, 2006 and needed at least 200 shareholders and assets of $5,000,000 to be listed on this Exchange as a group 1 issuer.

Furthermore Strateco had to obtain from its shareholders prior approval for the reduction of its capital for the sale of the Discovery Property and the Montbray Property to Cadiscor in exchange for the distribution to Strateco’s shareholders of the 20,000,000 shares of Cadiscor for the exact value of the gold related properties. Strateco’s shareholders would retain all the shares they held in Strateco but would receive in addition to their shares in Strateco a number of shares of Cadiscor  pro rata of the number of shared they hold in Strateco.

If any of these prior conditions were not realised by Cadiscor or Strateco prior to August 30, 2006, the 100% interest in the property could be acquired by Strateco only from GéoNova and Cadiscor agreement to purchase the Property and Montbray properties from Strateco would have been annulled. Cadiscor would have remained a private company without assets and with one sole shareholder.

As discussed earlier in the answer to the comment number 7, Strateco had paid the partial payment of $225 to GéoNova on May 30, 2006 prior to Cadiscor becoming a public company pursuant to the agreement dated February 15, 2006 with GéoNova and Cadiscor had assumed the obligation to reimburse Strateco as a condition of the Purchase/Sale agreement dated May 10, 2006 (Exhibit 6.3) in order to acquire the properties from Strateco.

9.

We revised the caption to clarify that the Company is discussing all the material risks of its business at page 10.

10.

We revised the subheadings in section CERTAIN RISKS OF OPERATION at pages 10 to 13.

11.

We removed thee statement or clauses that mitigate the risks presented throughout this section.

12.

We corrected to this statement to indicate that Mr. Bouchard is effectively spending 100% of his time to the Company’s business at page 13.

13.

We disclosed the information required by Item 101 c) (3) of Regulation S-B at page 13.

14.

The statement now indicates that the Company “strongly suggests” to investor to seek legal assistance at page 14.

15.

After discussion between Mr. Schuler and Mr. Bouchard, it was concluded that such technical and specific terms were relevant in these descriptions.

16.

Royalties are payable only in case of production and only for the time period during which production is carried. All Cadiscor Resources properties are still at an exploration stage, therefore no royalties are payable at this time and this statement was added at page 19.

17.

See point 32. We propose to complete by adding a reference to the map of point 32. It will enable readers to see to the existing infrastructure and accessibility in relation to properties location at pages 17, 18 and 32. Since the properties are all in the Abitibi region of north-western Quebec, they share the same physiography and climate.

18.

We updated the information at the most practicable date of November 6, 2006 from Part 1, Item 4 to Part 1, Item 8.

19.

We adjusted and limited the text so that it be consistent with the table regarding the activities of the directors for the pas five years and corrected, as in answer number 12 supra, to the effect that Mr. Bouchard works 100% of his time for the Company at pages 34 and 35.

20.

We modified the statement in sub-section Transactions with Promoters at page 38 so that it reads as follows: “There was no valuation report prepared by Petrie Raymond other than taking the book value of the properties Discovery and Montbray in the books of Strateco Resources Inc. (Strateco) Montbray has no value since it had been written off by Strateco in 2003.  The value of Discovery Porperty was fully explained in section Management’s Discussion and Analysis and in Exhibits 6.2 and 6.4.

21.

We phrased differently the two paragraphs on conflicts of interest so that it be more easily understandable and added a reference to the Code of Ethics of the Company at page 38.

22.

We disclosed not having a classified board in section Description of securities and explained the way the directors were elected at page 39.

23.

We revised the information under the exchange rate for the year 2005 and 2004 and we updated the information in this section as of November 6, 2006 at page 42.

24.

We will modify the text so that it reads as follows at page 42:

“As of November 6, 2006, Cadiscor’s capital stock of 27,599,000 common shares were held by 83 registered shareholders throughout Canada, United States and other countries such as Germany, United Kingdom, Barbados, Switzerland and Austria. Of that number 11 are registered holders in the United States and hold together 154,081 common shares of Cadiscor or 1% of the capital stock. Of that number of registered holders in the U.S., CEDE & Co, a major trading firm holds 137,618 common shares for an unknown number of residents in the U.S.  In Canada CDS & Co, a major brokerage firm holds 26,870,626 common shares of Cadiscor for an unknown number of residents in Canada. “

Before the distribution of the shares of Cadiscor by Strateco Resources Inc. a range report had been requested by Strateco from ADP to determine how many shareholders were residing in the U.S. even if they were not registered holders. This information was communicated by Strateco to Cadiscor and the TSX Venture Exchange in order to justify the listing of Cadiscor on this Exchange since there was a requirement for Cadiscor to have a minimum of 200 shareholders in Canada to have its shares listed on the TSX Venture Exchange on August 21, 2006.

According to this range report dated August 18, 2006, Strateco had at the time of distribution of the shares of Cadiscor to its shareholders on August 23, 2006, 3,259 shareholders throughout several countries.

25.

We adjusted the text in section ITEM 4-RECENT SALES OF UNREGISTERED SECURITIES to comply with Item 701 of Regulation S-B.

26.

We did state the facts on which we based the exempted transaction in the section Offering in Quebec and in Canada at pages 43 and 44.

27.

The auditor included the city and state designation of issuance in its report at page 48.

28.

The Auditor’s report has been modified to indicate that the audit was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) at page 48.

29.

The Compilation report has been removed.

30.

There would not be any differences in the financial statement if they had been prepared in accordance with U.S. GAAP reconciliation and a sentence to that effect has been added at note 6, page 56.

31.

We provided as Exhibit 10.3 a letter of consent from Petrie Raymond LLP dated November 6, 2006 at page 58.

32.

We will incorporate the following map in the form of a JPEG file at page 18:

33.

We will specify and state that at page 17:

“All properties are at an exploration stage and without known reserves. There is no plant or equipment on any of these properties. For power, in the case of all properties, the provincial power grid is located within a 20 kilometres range and could be extended to each property if warranted, eventually. Water is plentiful on all properties and in the region and it is generally pumped from wells or ancient diamond drill holes if needed”

34.

We will put both Cautionary notes to U.S. Investors texts, as asked at pages 25 and 27.

35.

We will change the term ‘’best intersections’’ for “noteworthy intersections” at pages 22 and 23. We will revise the text according to your other comments of question 35 but we think that the balance of the text already meet these criteria.

36.

In Canada, according to NI 43-101, in order to calculate a resource you have to use parameters that reflect the possibility of a resource to be eventually qualified as a reserve. Therefore a consultant will fix minimum requirement of grade, true widths and continuity for him to be able to do a calculation of the resources. The consultant, Innovexplo inc. recommends using a minimum cut-off of 3g/t AU in evaluating the resources of the Discovery property. In the area of Val D’Or, a deposit, the East-Amphi Mine of Richmont Mines is being mined at a profit with a production grade of 3g/t AU. The deposit is similar to Discovery, with narrow quartz veining in sheared zones and is mined underground, as envisioned for an eventual mining underground operation on Discovery. We will add a reference at page 25, for the reader, at the beginning of the Mineral Resource Estimate section, to the Cautionary notes to U.S. Investors of point 34, to be sure that the reader understands that we are talking about resources (Canadian Rules) and not reserves.

In thanking you for your comments and the collaboration of your associates in helping the society in answering these comments, please accept our most distinguished salutations,

(signed ) Jean-Pierre Lachance

_____________________________

Jean-Pierre Lachance,

Vice-president

Enclosures: Form 10 SB/A with marked amendments

Form 10 SB/A without marked amendments

Volume 1 of Exhibits